Finance income and costs	12 Months Ended
Dec. 31, 2022
Finance Income And Costs [Abstract]
Finance income and costs	Finance income and costs

	2022	2021	2020
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 24)	71	53	49
Fair value movements on Exchangeable Notes (Note 24)	159	117	—
Interest income	47	11	17
Other financial income	13	6	8
Foreign exchange gains	131	59	20
Total	421	246	94
Finance costs
Fair value movements on derivative liabilities (Note 24)	—	(5)	(307)
Fair value movements on Exchangeable Notes (Note 24)	(15)	(5)	—
Interest expense on lease liabilities	(41)	(40)	(41)
Interest, bank fees and other costs	(17)	(11)	(13)
Transaction costs in relation to issuance of Exchangeable Notes	—	(18)	—
Foreign exchange losses	(59)	(12)	(149)
Total	(132)	(91)	(510)